Intangible fixed assets	6 Months Ended
Mar. 31, 2024
Intangible fixed assets
Intangible fixed assets
5.	Intangible fixed assets

31 March
2024
$'000
Cost
At 1 October 2023	3,503
Additions	1,068
Reclassified to discontinued operations	(423)
Foreign exchange on translation	(177)
At 31 March 2024	3,971
Amortisation
At 1 October 2023	(89)
Charge	(144)
At 31 March 2024	(233)
Net Book Value
At 31 March 2024	3,738
At 31 September 2023	3,414

Amortisation on intangible assets is calculated under the straight-line method over their estimated useful lives of between 3 – 10 years.

An impairment test was performed for the period ended March 31, 2024, which considered the value of existing contracts and forecasted revenues. No impairment was deemed necessary.